UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett

American Fidelity Assurance Company

2000 N. Classen

Oklahoma City, Oklahoma 73106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 523-5200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.               Report to Shareholders

Semi-Annual

Report

June 30, 2006

June 30, 2006

Dear Participant:

The first six months of stock market returns in 2006 began with promise. By March 31, the S&P 500 was up, on a total return basis, 3.9%. However, during the next three months (ending June 30), that same index lost nearly 1.5% on a total return basis. January to June of this year was full of uncertainty about such issues as the price of oil, interest rates and turmoil in the Middle East. It is somewhat predictable that, in the face of those challenges, the stock market would move sideways. That is exactly what has occurred, with most major US stock indices flat, or marginally positive or negative on June 30.

Despite a changing stock market environment, the Dual Strategy Funds continues to invest in high quality, large capitalization stocks – with 50% of the portfolio following a value strategy and 50% following the growth strategy. Todd Investment Advisors, based in Louisville, Kentucky, provides half of the value investing, with WEDGE Capital Management of Charlotte, North Carolina, providing the other half. Renaissance Investment Management of Cincinnati, Ohio and Quest Investment Management of Portland, Oregon split the duties on the growth side. The two-pronged approach provides for prudent diversification among non-speculative, large US stocks.

The following comments, from recent strategy materials, give a sense of how WEDGE and Todd see value investing in the current environment:

Even with a dramatic rally in the final week, the S&P 500 and the Russell 2000 finished the quarter in negative territory, giving back about 35% of their first-quarter gains. The major rally in the final week of the quarter was prompted by relief that even though the Federal Reserve raised interest rates for the 17th consecutive time, they did not meet the investors’ worst feared, and maybe, just maybe, this might be the last increase, or at least a pause! (WEDGE)

And

...with the recent decline in stocks our expectation that we could still have a reasonably good year in the stock market has become more problematic. However, considering the extraordinary strength of corporate profits, a cessation in rate increases and/or a decline in the price of energy could restore our earlier expectation. (Todd)

In similar fashion, the following is representative of the outlooks of Renaissance and Quest (the growth investors):

...we remain very optimistic about our portfolio, as the fundamentals of the companies that we have invested in remain excellent. The average price/earnings ratio of our stocks are 17% below that of the Russell 1000 Growth Index, and lower than the broad S&P 500, despite having significantly better growth characteristics...(and) we believe that market fundamentals remain strong on a long-term basis. (Renaissance)

And

Central banks around the world are now synchronized in their effort to slow inflation.... In these transitional periods, rotation into new sector and industry leadership will be emerging. We believe that combination of the FOMC tightening policy coming to an end and rotation to growth later this year and into 2007 will reward our clients over the next 18-24 months. (Quest)

By its very construction, the Dual Strategy Fund tries to capture the best ideas from the two basic, historic investment themes – growth and value. There are no guarantees in stock investing, but we believe these two linked strategies offer a sound opportunity for long term success.

Sincerely,

David R. Carpenter, President

                                                                                                        American Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
June 30, 2006
(Unaudited)
Assets
Investments, at fair value (cost $189,232,448)	$199,917,367
Cash	—
Accrued interest and dividends	176,356
Accounts receivable for securities sold	26

Total assets	200,093,749

Liabilities
Accounts payable for securities purchased	684,955

Total liabilities	684,955

Net assets	$199,408,794

Composition of net assets:
Net capital paid in on shares of capital stock	$191,165,149
Undistributed net investment income	3,491,774
Accumulated net realized losses	(5,933,048)
Unrealized appreciation on investments	10,684,919

Net assets (equivalent to $10.527 per share based on
18,942,172 shares of capital stock outstanding)	$199,408,794

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Period ended June 30, 2006
(Unaudited)
Investment income:
Income:
Dividends (net of foreign taxes paid of $25,547)	$1,554,882
Interest	214,393

1,769,275

Expenses:
Investment advisory fees (note 2)	509,590

Net investment income	1,259,685

Realized gains on investments:
Proceeds from sales	115,549,999
Cost of securities sold	109,612,790

Net realized gains on investments	5,937,209

Unrealized appreciation on investments, end of period	10,684,919

Unrealized appreciation on investments, beginning of year	14,533,017

Change in unrealized appreciation on investments	(3,848,098)

Net increase in net assets resulting from operations	$3,348,796

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Period ended June 30, 2006 and Year ended December 31, 2005
(Unaudited)
	2006	2005

Increase in net assets from operations:
Net investment income	$1,259,685	2,307,969
Net realized gains on investments	5,937,209	16,243,925
Change in unrealized appreciation on investments	(3,848,098)	(11,430,122)

Net increase in net assets resulting
from operations	3,348,796	7,121,772

Distributions to shareholders (note 3):
Investment income	—	(2,500,000)

Total distributions to shareholders	—	(2,500,000)

Changes from capital stock transactions (note 4)	(6,168,779)	(9,785,010)

Increase (decrease) in net assets	(2,819,983)	(5,163,238)

Net assets, beginning of year	202,228,777	207,392,015

Net assets, end of period	$199,408,794	202,228,777

Undistributed net investment income	$3,491,774	2,232,089
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
(Unaudited)
	Period Ended June 30,	Year Ended December 31

	2006	2005	2004	2003	2002

Net investment income	$0.065	0.116	0.129	0.101	0.091
Net realized and unrealized gains (losses) from securities	0.100	0.251	0.640	1.829	(2.657)

	0.165	0.367	0.769	1.930	(2.566)

Distributions – investment income	0.000	(0.129)	(0.098)	(0.097)	(0.073)
Distributions – capital gains	—	—	—	—	—

Net increase (decrease) in net asset unit value	0.165	0.238	0.671	1.833	(2.639)

Net asset unit value, beginning of period	10.362	10.124	9.453	7.620	10.259

Net asset unit value, end of period	$10.527	10.362	10.124	9.453	7.620

Net assets outstanding, end of period	$199,408,794	202,228,777	207,392,015	196,931,036	159,411,603

Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.23%	1.15%	1.35%	1.21%	1.03%
Portfolio turnover rate	56.42%	117.47%	70.81%	56.75%	52.14%
Total return (1)	6.44%	3.66%	8.16%	25.38%	(25.05)%
(1) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Agriculture Production, Crops
Republic Services, Inc.	12,950	$522,403	0.26%
		522,403	0.26%

Amusement & Recreation Services
Harrah's Entertainment, Inc.	3,300	234,894	0.12%
Penn National Gaming, Inc.*	7,300	283,094	0.14%
		517,988	0.26%

Apparel and Accessory Stores:
American Eagle Outfitters, Inc.	8,100	275,724	0.14%
AnnTaylor Stores Corporation*	6,600	286,308	0.14%
Limited Brands	10,300	263,577	0.13%
Nordstrom, Inc.	60,235	2,198,578	1.11%
		3,024,187	1.52%

Building Materials and Gardening Supplies:
Home Depot, Inc.	58,330	2,087,631	1.05%
Lowe's Companies	4,300	260,881	0.13%
		2,348,512	1.18%

Business Services:
Amdocs Limited* **	11,200	409,920	0.20%
Autodesk, Inc.	9,500	327,370	0.16%
BEA Systems, Inc.*	30,600	400,554	0.20%
BMC Software, Inc. *	14,900	356,110	0.18%
CheckFree Corporation*	20,350	1,008,546	0.51%
Citrix Systems, Inc*	10,500	421,470	0.21%
Cognizant Technology Solution Corp*	19,475	1,312,031	0.66%
Computer Sciences Corporation *	23,000	1,116,880	0.56%
DST Systems, Inc.- B*	6,600	392,700	0.20%
First Data Corporation	22,630	1,019,255	0.51%
Fiserv, Inc.*	7,500	340,200	0.17%
Getty Images, Inc*	5,600	355,656	0.18%

Google, Inc.*	2,000	838,660	0.42%
Manpower, Inc.	4,000	258,400	0.13%
Microsoft Corporation	104,275	2,429,608	1.22%
Oracle Corporation*	108,870	1,577,526	0.79%
SAP AG**	7,500	393,900	0.20%
		12,958,786	6.50%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Chemicals and Allied Products:
Air Products & Chemicals, Inc.	2,600	$166,192	0.08%
Amgen, Inc.*	15,630	1,019,545	0.51%
AstraZeneca PLC**	8,600	514,452	0.26%
Bristol-Myers Squibb Company	18,800	486,168	0.24%
Colgate Palmolive Company	39,148	2,344,965	1.18%
Dow Chemical Company	21,500	839,145	0.42%
Ecolab,Inc.	2,100	852,180	0.43%
GlaxoSmithKline PLC**	7,900	440,820	0.22%
Lilly, Eli and Company	19,733	1,090,643	0.55%
Lubrizol Corporation	4,100	163,385	0.08%
Merck & Company, Inc.	13,700	499,091	0.25%
Novartis AG - ADR**	14,200	765,664	0.38%
Pfizer, Inc.	46,200	1,084,314	0.54%
PPG Industries, Inc.	2,600	171,600	0.09%
Praxair, Inc.	17,450	942,300	0.47%
Rohm & Haas Company	3,400	170,408	0.08%
Sanofi-Aventis**	9,600	467,520	0.24%
Scotts Miracle-Gro Company	6,700	283,544	0.14%
Teva Pharmaceutical-Spons ADR**	26,365	832,870	0.42%
The Clorox Company	7,100	432,887	0.22%
Wyeth	47,992	2,131,325	1.07%

		15,699,018	7.87%

Communications:

American Movil S.A. de C.V.**	31,625	1,051,847	0.53%
American Tower Corporation*	30,525	949,938	0.48%
AT&T, Inc.	84,291	2,350,876	1.18%
Global Payments, Inc.	17,500	849,625	0.43%
Grupo Televisa**	43,000	830,330	0.42%
		6,032,616	3.04%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Depository Institutions:
Astoria Financial Corporation	21,400	$651,630	0.33%
Bank of America Corporation	47,032	2,262,239	1.13%
Citigroup, Inc.	41,200	1,987,488	1.00%
Compass Bancshares, Inc.	14,610	812,316	0.41%
Credit Suisse Group**	11,000	615,890	0.31%
Deutsche Bank AG**	5,500	618,750	0.31%
JPMorgan Chase & Co	24,000	1,008,000	0.50%
M&T Bank Corporation	6,960	820,723	0.41%
Mellon Financial Corporation	26,000	895,180	0.45%
PNC Financial Services Group	9,000	631,530	0.32%
Wachovia Corporation	31,500	1,703,520	0.85%
Washington Mutual, Inc.	13,800	629,004	0.31%
Wells Fargo & Company	45,700	3,065,556	1.54%
		15,701,826	7.87%

Durable Goods, Wholesale:
BorgWarner, Inc.	5,000	325,500	0.16%
Johnson & Johnson	22,995	1,377,860	0.69%

		1,703,360	0.85%

Eating and Drinking Places:
McDonald's Corporation	18,500	621,600	0.31%
		621,600	0.31%

Electric, Gas, and Sanitary Service:
Consolidated Edison, Inc.	17,600	782,144	0.39%
Dominion Resources, Inc.	15,000	1,121,850	0.56%
FirstEnergy Corporation	14,400	780,624	0.39%
FPL Group, Inc.	19,700	815,186	0.41%
Keyspan Corporation	18,500	747,400	0.38%
Sempra Energy	17,000	773,160	0.39%
Xcel Energy, Inc.	12,500	239,750	0.12%

		5,260,114	2.64%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Electronic and Other Electric Equipment:
Amphenol Corporation	7,300	$408,508	0.20%
Broadcom Corporation*	27,880	837,794	0.42%
Cisco Systems, Inc.*	109,510	2,138,730	1.07%
Cooper Industries, Ltd.	6,500	603,980	0.30%
Emerson Electric Company	29,107	2,439,458	1.23%
General Electric Company	82,550	2,720,848	1.36%
Intel Corporation	52,015	985,684	0.50%
L-3 Communications Hldgs, Inc.	8,775	661,810	0.33%
Marvel Technology Group Ltd.*	13,025	577,398	0.29%
Maxim Integrated Products, Inc.	28,589	917,993	0.46%
Motorola, Inc.	47,330	953,699	0.48%
National Semiconductor Corporation	35,410	844,529	0.42%
Network Appliance, Inc.*	26,000	917,800	0.46%
Nvidia Corporation*	33,320	709,383	0.36%
Qualcomm	20,325	814,423	0.41%
Rockwell Collins, Inc.	6,500	363,155	0.18%
Tellabs, Inc.*	26,600	354,046	0.18%
Texas Instruments, Inc.	80,690	2,444,100	1.23%
Whirlpool Corporation	3,200	264,480	0.13%

		19,957,818	10.01%

Engineering, Accounting, Research, Mgmt & Relation Services:
Accenture Ltd. **	12,700	359,664	0.17%
Celgene Corporation*	12,825	608,290	0.31%
Jacobs Engineering Group, Inc.*	12,500	995,500	0.50%
		1,963,454	0.98%

Fabricated Metal Products:
Ball Corporation	4,700	174,088	0.09%
Crane Company	8,000	332,800	0.17%
Illinois Tool Works, Inc.	20,350	966,625	0.48%

		1,473,513	0.74%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Food and Kindred Products:
Bunge Limited**	3,000	$150,750	0.08%
Coca-Cola Company, The	23,708	1,019,918	0.51%
Constellation Brands, Inc.*	29,625	740,625	0.37%
General Mills, Inc.	8,400	433,944	0.22%
Kellogg Company	9,100	440,713	0.22%
Pepsi Bottling Group, Inc.	13,900	446,885	0.22%
PepsiCo, Inc.	57,810	3,470,912	1.74%

		6,703,747	3.36%

Food Stores:
Starbucks*	25,000	944,000	0.47%
		944,000	0.47%

Forestry:
Weyerhaeuser Company	2,600	161,850	0.08%
		161,850	0.08%

Furniture and Fixtures:
Johnson Controls, Inc.	3,800	312,436	0.16%
Masco Corporation	10,200	302,328	0.15%

Newell Rubbermaid, Inc.	9,600	247,968	0.12%

		862,732	0.43%

General Merchandise:
J.C. Penney Co, Inc.	4,000	270,040	0.14%
Sears Holdings Corporation*	1,600	247,744	0.12%
Target Corporation	28,800	1,407,456	0.71%
Wal-Mart Stores, Inc	19,695	948,708	0.47%

		2,873,948	1.44%

Health Services:
Covance, Inc.*	12,000	734,640	0.37%
Express Scripts, Inc.*	6,400	459,136	0.23%
Laboratory Corp of America Holdings*	7,300	454,279	0.23%

		1,648,055	0.83%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Holding and Other Investment Offices:
Ace LTD.**	12,800	$647,552	0.32%
Archstone Smith Trust	11,100	564,657	0.28%
Mack-Cali Realty Corporation	10,550	484,456	0.25%
Simon Property Group, Inc.	9,500	787,930	0.40%

		2,484,595	1.25%

Home Furniture & Equipment:
Best Buy Company, Inc.	25,000	1,371,000	0.69%
GameStop Corporation*	6,700	281,400	0.14%

		1,652,400	0.83%

Hotels, Other Lodging Places:
MGM Mirage*	22,000	897,600	0.45%
Starwood Hotels & Resorts	10,500	633,570	0.32%
Station Casinos, Inc.	3,800	258,704	0.13%
		1,789,874	0.90%

Industrial Machinery and Equipment:
3M Company	15,980	1,290,705	0.65%
Apple Computer, Inc.*	12,500	714,000	0.36%
Applied Materials, Inc.	83,840	1,364,915	0.68%
Black & Decker Corporation	3,200	270,272	0.14%
Caterpillar, Inc.	19,665	1,464,649	0.73%
Cummins Engine, Inc.	2,800	342,300	0.17%
Deere & Company	11,500	960,135	0.48%
Eaton Corporation	4,000	301,600	0.15%
Hewlett-Packard Company	10,600	335,808	0.17%
International Business Machines Corporation	12,160	934,131	0.47%
Lam Research Corporation*	21,239	990,162	0.50%
National-Oilwell*	7,995	506,243	0.25%
Scientific Games Corporation*	25,000	890,500	0.45%

		10,365,420	5.20%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Instruments and Related Products:
Allergan	10,000	$1,072,600	0.54%
Becton Dickinson & Company	23,825	1,456,422	0.73%
Rockwell Automation, Inc.	13,455	968,895	0.49%
Thermo Electron Corporation*	25,000	906,000	0.45%
Xerox Corporation*	20,900	290,719	0.14%

		4,694,636	2.35%

Insurance Agents, Brokers & Service:
Hartford Financial Services	7,000	592,200	0.30%
		592,200	0.30%

Insurance Carriers:
Aetna, Inc.	33,275	1,328,671	0.67%

Allstate Corporation	24,300	1,329,939	0.67%
AMBAC Financial Group	8,100	656,910	0.33%
American International Group, Inc.	16,370	966,648	0.48%
Cigna Corporation	4,700	462,997	0.23%
Health Net, Inc.*	9,900	447,183	0.22%
ING Groep N.V**	16,700	656,644	0.33%
Metlife Capital Trust, Inc.	11,900	609,399	0.31%
MGIC Investment Corporation	32,958	2,142,270	1.07%
PMI Group, Inc.	14,000	624,120	0.31%
Progressive Corporation	39,240	1,008,860	0.51%
Prudential Financial, Inc.	12,500	971,250	0.49%
Torchmark Corporation	11,100	673,992	0.34%
UnitedHealth Group	44,370	1,986,889	0.99%
Wellpoint, Inc.*	36,465	2,653,558	1.33%

		16,519,330	8.28%

Leather and Leather Products:
Coach, Inc.*	36,725	1,098,078	0.55%

		1,098,078	0.55%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Lumber and Wood Products, Ex Furniture
Louisiana-Pacific Corporation	6,700	$146,730	0.07%
		146,730	0.07%

Metal Mining:
Cameco Corporation**	20,375	814,389	0.41%
Freeport-McMoran Copper & Gold	14,903	825,775	0.41%
		1,640,164	0.82%

Mining, Quarry Nonmetal Minerals:
Vulcan Materials Company	18,401	1,435,278	0.72%
		1,435,278	0.72%

Miscellaneous Manufacturing Industries:
Siemens AG ADR's**	3,800	329,916	0.17%
Tyco International, Ltd.**	12,200	335,500	0.16%
		665,416	0.33%

Miscellaneous Retail:
CVS Corporation	31,605	970,274	0.49%
Office Depot, Inc.*	6,300	239,400	0.12%
OfficeMax, Inc	6,500	264,875	0.13%

		1,474,549	0.74%

Motion Pictures
News Corporation	13,500	258,930	0.13%
		258,930	0.13%

Motor Freight Transportation, Warehouse
J. B. Hunt Transport Services	21,650	539,302	0.27%
United Parcel Service	12,761	1,050,613	0.53%
		1,589,915	0.80%

Nondepository Institutions:
American Express Company	13,550	721,131	0.36%
CIT Group, Inc.	12,300	643,167	0.32%

		1,364,298	0.68%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	22,435	$940,475	0.47%
Cardinal Health, Inc.	12,000	771,960	0.40%
Endo Pharmaceuticals Holdings*	19,500	643,110	0.32%
McKesson Corporation	17,000	803,760	0.40%
Nike, Inc.-Class B	15,780	1,278,180	0.64%

Safeway, Inc.	38,465	1,000,090	0.50%

		5,437,575	2.73%

Oil and Gas Extraction:
Anadarko Petroleum Corporation	10,400	495,976	0.25%
Diamond Offshore Drilling, Inc.	10,950	919,034	0.46%
Eni S.p.A**	8,800	517,000	0.26%
Hugoton Royalty Trust	2,557	75,943	0.04%
Occidental Petroleum Corporation	15,260	1,564,913	0.78%
Patterson-UTI Energy, Inc.	30,410	860,907	0.43%
Petro-Canada**	11,300	535,733	0.27%
Pogo Producing Company	10,800	497,880	0.25%
Royal Dutch Shell PLC**	8,300	555,934	0.28%
Schlumberger LTD.	8,285	539,436	0.27%
Statoil ASA**	18,700	533,324	0.26%
Total SA**	8,200	537,264	0.27%
Transocean Sedco Forex, Inc.*	6,335	508,827	0.26%
XTO Energy, Inc.	22,075	977,260	0.49%
		9,119,431	4.57%

Paper and Allied Products:
Bemis Company, Inc.	5,600	171,472	0.09%
Kimberly-Clark Corporation	29,500	1,820,150	0.91%
Pactiv Corporation*	6,800	168,300	0.08%

		2,159,922	1.08%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Petroleum Refining and Related Industries:
Ashland, Inc.	2,700	$180,090	0.09%
BASF AG**	2,000	160,580	0.08%
BP PLC-Spons ADR**	25,860	1,800,115	0.90%
Chevron Corporation	31,684	1,966,309	0.99%
ConocoPhillips	35,900	2,352,527	1.18%

Hess Corporation	10,900	576,065	0.29%
Marathon Oil Corporation	27,800	2,315,740	1.16%
Sunoco, Inc.	7,500	519,675	0.26%
Tesoro Petroleum	8,000	594,880	0.30%
Valero Energy Corporation	8,060	536,151	0.27%

		11,002,132	5.52%

Primary Metal Industries:
Alcoa, Inc.	29,516	955,138	0.48%
Corning Incorporated*	31,810	769,484	0.39%
Nucor Corporation	18,410	998,742	0.50%
Precision Castparts Corporation	5,600	334,656	0.17%
Steel Dynamics, Inc.	3,000	197,220	0.10%
United States Steel Corporation	2,700	189,324	0.09%

		3,444,564	1.73%

Railroad Transportation:
Union Pacific Corporation	14,350	1,333,976	0.67%

		1,333,976	0.67%

Security and Commodity Brokers:
Franklin Resources, Inc.	18,939	1,644,094	0.82%
Goldman Sachs Group, Inc.	4,200	631,806	0.32%
Lehman Brothers Holdings, Inc.	9,700	631,955	0.32%
Morgan Stanley Group, Inc.	16,850	1,065,089	0.53%
T. Rowe Price Group, Inc.	43,270	1,636,039	0.82%

		5,608,983	2.81%

Stone, Clay, Glass, Concrete Products:
Cemex, S.A.**	2,904	165,441	0.08%
		165,441	0.08%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)
		Market Value

Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Transportation Equipment:
Autoliv, Inc.**	5,500	$311,135	0.16%
Boeing Company	15,980	1,308,922	0.66%
General Dynamics Corporation	5,300	346,938	0.17%
Harsco Corporation	4,000	311,840	0.16%
Honda Motor Company LTD-Spons ADR**	21,000	668,220	0.34%
Lockheed Martin Corporation	4,800	344,352	0.17%
Northrop Grumman Corporation	6,100	390,766	0.20%
Trinity Industries, Inc.	20,737	837,775	0.42%
United Technologies Corporation	47,765	3,029,256	1.52%

		7,549,204	3.80%

Total common stocks (cost $183,887,649)		194,572,568	97.58%

Short-Term Investments
AIM Money market funds (4.6578% at	5,344,799	5,344,799	2.68%

June 30, 2006)
Total short-term investments		5,344,799	2.68%

Total investments (cost $189,232,448)		199,917,367	100.26%

Other assets and liabilities, net		(508,573)	(0.26)%

Total Net Assets		$199,408,794	100.00%

* Presently not producing dividend income
** Foreign Investments (8.03% of net assets)

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2006

(1)	Summary of Significant Accounting Policies
(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, FT Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors at the quotation obtained from pricing services, such as Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2006

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2006, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $109,273,756 and $115,549,999, respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at June 30, 2006 for financial reporting purposes were $19,753,038 and $9,068,119, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $189,826,407, $21,676,899, and $8,943,391, respectively, at December 31, 2005.

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

At June 30, 2006, the Fund had capital loss carryovers of $10,070,748 expiring in 2011. The Fund’s board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of June 30, 2006 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2006

(e)	Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four subadvisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders

On November 15, 2005, a distribution of $0.1287 per share was declared from ordinary income, which amounts to $2,500,000.

(4)	Changes From Capital Stock Transactions

As of period ended June 30, 2006 and year ended December 31, 2005, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount

	2006	2005	2006	2005

Shares sold	143,639	302,534	$1,534,815	3,034,975
Shares issued in reinvestment of
dividends and distributions	—	247,819	—	2,500,000

	143,639	550,353	1,534,815	5,534,975
Shares redeemed	(718,182)	(1,518,124)	(7,703,594)	(15,319,985)

Decrease in net assets derived
from capital stock transactions	(574,543)	(967,771)	$(6,168,779)	(9,785,010)

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2006.

COMMON STOCK
Agriculture Production, Crops	0.26%
Amusement & Recreation Services	0.26%
Apparel and Accessory Stores	1.52%
Building Materials and Gardening Supplies	1.18%
Business Services	6.50%
Chemicals and Allied Products	7.87%
Communications	3.04%
Depository Institutions	7.87%
Durable Goods, Wholesale	0.85%
Eating and Drinking Places	0.31%
Electric, Gas, and Sanitary Services	2.64%
Electronic and Other Electric Equipment	10.01%
Engineering, Accounting, Research, Management & Relation Services	0.98%
Fabricated Metal Products	0.74%
Food and Kindred Products	3.36%
Food Stores	0.47%
Forestry	0.08%
Furniture and Fixtures	0.43%
General Merchandise	1.44%
Health Services	0.83%
Holding and Other Investment Offices	1.25%
Home Furniture & Equipment	0.83%
Hotels, Other Lodging Places	0.90%
Industrial Machinery and Equipment	5.20%
Instruments and Related Products	2.35%
Insurance Agents, Brokers & Services	0.30%
Insurance Carriers	8.28%
Leather and Leather Products	0.55%
Lumber and Wood Products, Except Furniture	0.07%
Metal Mining	0.82%
Mining, Quarry Nonmetal Minerals	0.72%
Miscellaneous Manufacturing Industries	0.33%
Miscellaneous Retail	0.74%
Motion Pictures	0.13%
Motor Freight Transportation, Warehouse	0.80%
Nondepository Institutions	0.68%
Nondurable Goods-Wholesale	2.73%
Oil and Gas Extraction	4.57%
Paper and Allied Products	1.08%
Petroleum Refining and Related Industries	5.52%
Primary Metal Industries	1.73%
Railroad Transportation	0.67%
Security and Commodity Brokers	2.81%
Stone, Clay, Glass, Concrete Products	0.08%
Transportation Equipment	3.80%

Total Common Stock	97.58%
Total Short-Term Investments	2.68%
Other Assets Less Liabilities	(0.26%)
TOTAL	100.00%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 – June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2006	Ending Account Value Value June 30, 2006	Expenses Paid During Period* Jan. 1 – June 30, 2006

Actual	$1,000.00	$1,015.92	$2.56

Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.80	$2.51

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by .4958904 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1-800-662-1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520. The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SPECIAL SHAREHOLDER MEETING VOTING RESULTS

A Special Meeting of Shareholders of the Fund was held on February 22, 2006 to vote to approve an Investment Sub-Advisory Agreement with The Renaissance Group, LLC, WEDGE Capital Management LLP, and Quest Investment Management, Inc. The voting results of each proposal were as follows:

Approval of Renaissance Sub-Advisory Agreement
For	1,378,846.991	(92.92%)

Against	42,740.513	( 2.88%)

Abstain	62,267.072	( 4.20%)

Approval of WEDGE Sub-Advisory Agreement
For	1,366,786.062	(92.75%)

Against	40,442.264	( 2.74%)

Abstain	66,489.298	( 4.51%)

Approval of Quest Sub-Advisory Agreement
For	1,369,938.332	(93.65%)

Against	30,192.752	( 2.06%)

Abstain	62,808.323	( 4.29%)

PARTICIPANTS’ BENEFITS

As a shareholder of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Assurance Company
Fund, Inc.	JEAN G. GUMERSON

President Emeritus

Presbyterian Health Foundation

GREGORY M. LOVE

President and Chief Operating Officer

Love’s Development Companies

J. DEAN ROBERTSON, D.D.S., M.Ed.

Pediatric Dentistry

Private Practice

G. RAINEY WILLIAMS, JR.

President and Chief Operating Officer

                                                                         Marco Holding Corporation

Safekeeping of Securities	InvestTrust, N.A.

                                                                         Oklahoma City, Oklahoma

Independent Auditors	KPMG, LLP

                                                                         Oklahoma City, Oklahoma

Underwriter	American Fidelity Securities, Inc.

Oklahoma City, Oklahoma

                                                                         Member NASD

Investment Advisor	American Fidelity Assurance Company

                                                                         Oklahoma City, Oklahoma

Investment Sub-Advisors	Quest Investment Management, Inc.

Portland, Oregon

The Renaissance Group LLC (d/b/a Renaissance Investment Management)

Cincinnati, Ohio

Todd Investment Advisors, Inc.

Louisville, Kentucky

WEDGE Capital Management LLP

                                                                         Charlotte, North Carolina

Board of Directors	LYNDA L. CAMERON
American Fidelity	President
Assurance Company	Cameron Equestrian Centers, Inc.

WILLIAM M. CAMERON

Chairman of the Board, President and Chief Executive Officer

American Fidelity Assurance Company

WILLIAM E. DURRETT

Senior Chairman of the Board

American Fidelity Assurance Company

CHARLES R. EITEL

Chairman and Chief Executive Officer

Simmons Company

THEODORE M. ELAM

Attorney

McAfee and Taft

DAVID R. LOPEZ

President

Downtown Oklahoma City, Inc.

PAULA MARSHALL-CHAPMAN

Chief Executive Officer

The Bama Companies, Inc.

GALEN P. ROBBINS, M.D.

Physician

Cardiovascular Clinic – Founding Physician

For More Information

To obtain information:

By telephone:

Call 1-800-662-1106

By mail Write to:

American Fidelity

Dual Strategy Fund, Inc.

P. O. Box 25520

Oklahoma City, OK 73125-0520

By E-mail Send your request to:

va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

2000 N. Classen Boulevard

Oklahoma City, Oklahoma 73106

1-800-662-1106

GVA-277	Information Published 8/2006

Item 2:            Code of Ethics

Not applicable to Semi-Annual Report.
Item 3:	Audit Committee Financial Expert
Not applicable to Semi-Annual Report.
Item 4:	Principal Accountant Fees and Services
Not Applicable to Semi-Annual Report.
Item 5:	Audit Committee of Listed Registrants
Not Applicable to Registrant.
Item 6:	Schedule of Investments
Not Applicable. See Schedule of Portfolio Investments included in Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable to Registrant.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11:	Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits

(a)(1)	Not applicable to Semi-Annual Report.

(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable to Registrant.

(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:	/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date: August 25, 2006

/s/ Robert D. Brearton
Name:	Robert D. Brearton
Title:	Senior Vice President and Principal Financial Officer

Date: August 28, 2006

Exhibit (a)(2)

OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August 25, 2006	By:	/s/ David R. Carpenter
Name: David R. Carpenter
Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August 28, 2006	By:	/s/ Robert D. Brearton
		Name:	Robert D. Brearton
		Title:	Senior Vice President &
Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report

Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2006, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.             The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.             The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:	August 25, 2006

/s/ David R. Carpenter
Name: David R. Carpenter

Title: President & Principal Executive Officer

/s/ Robert D. Brearton
Name: Robert D. Brearton
Title: Senior Vice President & Principal Financial

Officer